Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

The North American Equity Fund (the “Fund”)

Supplement dated December 15, 2016 to the prospectus dated April 29, 2016 (the “Prospectus”) and to the Statement of Additional Information dated April 29, 2016 (the “SAI”)

Effective immediately, the name of the Fund is changed to “The U.S. Equity Growth Fund.”

Effective as of December 5, 2016:

1.            The Board of Trustees of the Trust has approved (a) a reduction in the Management Fees for each class of shares of the Fund from 0.35% to 0.25%, (b) a reduction in the Purchase Fees for each class of shares of the Fund from 0.15% to 0.06%, and (c) a reduction in the Redemption Fees for each class of shares of the Fund from 0.15% to 0.06%; and

2.            The Manager has contractually agreed to waive its fees and/or bear other expenses of the Fund through April 30, 2018 to the extent that the Fund’s Total Annual Operating Expenses (excluding interest, taxes and extraordinary expenses) exceed 0.65% for Class 1 shares, 0.57% for Class 2 shares, 0.50% for Class 3 shares, 0.47% for Class 4 shares, and 0.42% for Class 5 shares. The contractual agreement may only be terminated by the Board of Trustees of the Trust.

The Prospectus and SAI are revised as follows to reflect these changes:

1.            Each reference to “The North American Equity Fund” in the Prospectus and SAI is replaced with “The U.S. Equity Growth Fund.”

2.            The section titled “Fees and Expenses” under “The North American Equity Fund” on page 44 of the Prospectus is restated in its entirety as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class 1	Class 2	Class 3	Class 4	Class 5
Shareholder Fees (fees paid directly from your investment)
Purchase Fees (as a percentage of amount purchased)	0.06%	0.06%	0.06%	0.06%	0.06%
Redemption Fees (as a percentage of amount redeemed)	0.06%	0.06%	0.06%	0.06%	0.06%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Service Fees(a)	0.25%	0.17%	0.10%	0.07%	0.02%
Other Expenses(b)	0.20%	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	0.70%	0.62%	0.55%	0.52%	0.47%
Fee Waiver(c)	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	0.57%	0.50%	0.47%	0.42%

(a)         Service Fees differ between Classes to reflect varying levels of shareholder service fees payable to the Manager, as  described in detail under “Share Classes – Shareholder Service Fees” below.

(b)         The Fund was unfunded as of December 31, 2015, therefore Other Expenses have been estimated for all share Classes based on an estimated $50 million in assets for the Fund as a whole.

(c)          The Manager has contractually agreed to waive its fees and/or bear other expenses of The U.S. Equity Growth Fund through April 30, 2018 to the extent that such Fund’s Total Annual Operating Expenses (excluding interest, taxes and extraordinary expenses) exceed 0.65% for Class 1 shares, 0.57% for Class 2 shares, 0.50% for Class 3 shares, 0.47% for Class 4 shares, and 0.42% for Class 5 shares. The contractual agreement may only be terminated by the Board of Trustees of the Trust.

3.            The section titled “Example of Expenses” under “The North American Equity Fund” on page 44 of the Prospectus is restated in its entirety as follows:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares, or do not redeem any shares, at the end of those periods.  It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The assumed 5% annual return in the Example should not be considered a representation of investment performance, as actual performance will depend upon actual investment results of securities held in the Fund’s portfolio.  Your actual costs may be higher or lower than the Example indicates.

Assuming you redeemed all of your shares at the end of each period, your expenses would be:

	1 year	3 years
Class 1	$79	$232
Class 2	$70	$206
Class 3	$63	$184
Class 4	$60	$174
Class 5	$55	$159

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:

	1 year	3 years
Class 1	$72	$225
Class 2	$64	$199
Class 3	$57	$177
Class 4	$54	$168
Class 5	$49	$152

4.            The section titled “Principal Investment Strategies” under “The North American Equity Fund” on page 45 of the Prospectus is restated as follows:

The Fund will seek to meet its objective through investments in a portfolio of common stocks and other equity securities of issuers located in the United States.  The Fund will engage in the active management of its portfolio by making investments in selected businesses which the portfolio manager believes may grow and enjoy sustainable competitive advantages in their markets.  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the U.S.  Equity securities may include common stocks, convertible securities, preferred stocks and depositary receipts.  The Fund will invest in a diversified portfolio of securities issued by companies predominantly located in the U.S., cash and cash equivalents. The Fund will invest primarily in common stocks and other equity securities of companies whose principal activities are in the U.S.  The Fund may invest in stocks of any market capitalization. See “Other Important Information About the Funds” below for additional detail on how the Fund classifies the location of issuers in which it invests.  The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of admissions to or withdrawals from the Fund.

5.            The section titled “Principal Risks” under “The North American Equity Fund” on page 45 of the Prospectus is revised to remove “Foreign Investment Risk.”

6.            The first two paragraphs of the section titled “Investment Policies” under “The North American Equity Fund” on page 58 of the Prospectus are restated in their entirety as follows:

The Fund will seek to meet its objective through investments in a portfolio of equity securities of issuers located in the United States.  The Fund will engage in the active management of its portfolio, in a non-indexed style, through making investments in selected businesses which, on the basis of fundamental research, the portfolio manager believes show that they may grow and enjoy sustainable competitive advantages in their markets.  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the U.S.  Equity securities may include common stocks, convertible securities, preferred stocks and depositary receipts.  The Manager will invest the Fund’s portfolio without regard to the tax status of investors in the Fund.

The Fund will invest in a diversified portfolio primarily of common stocks and other equity securities of companies whose principal activities are in the U.S. The Fund may invest in stocks of any market capitalization.

7.            The seventh paragraph of the section entitled “Purchase of Shares” under “Shares” on page 77 of the Prospectus is revised in relevant part as follows:

Absent any waiver or reduction, the following purchase fees are currently:

Fund	Purchase Fees
The International Equity Fund	0.25%
The EAFE Fund	0.25%
The EAFE Choice Fund	0.25%
The EAFE Pure Fund	0.25%
The Emerging Markets Fund	0.30%
The Asia Ex Japan Fund	0.35%
The Emerging Markets Bond Fund	0.25%
The Global Alpha Equity Fund	0.15%
The Long Term Global Growth Equity Fund	0.15%
The U.S. Equity Growth Fund	0.06%

8.            The third paragraph of the section entitled “Redemption of Shares” under “Shares” on page 81 of the Prospectus is revised in relevant part as follows:

In the absence of any waiver or reduction, the following redemption fees currently apply to cash redemptions:

Fund	Redemption Fees
The International Equity Fund	0.10%
The EAFE Fund	0.10%
The EAFE Choice Fund	0.10%
The EAFE Pure Fund	0.10%
The Emerging Markets Fund	0.35%
The Asia Ex Japan Fund	0.35%
The Emerging Markets Bond Fund	0.25%
The Global Alpha Equity Fund	0.10%
The Long Term Global Growth Equity Fund	0.10%
The U.S. Equity Growth Fund	0.06%

9.            The second paragraph of the section titled “Compensation: Baillie Gifford” under “Management of the Trust” on page 95 of the Prospectus is restated in its entirety as follows:

Under the Amended and Restated Investment Advisory Agreement, each Fund pays the Manager a management fee quarterly, in arrears, at the following annual rate of the respective Fund’s average net assets:

Fund	Management Fee
The International Equity Fund	0.35%
The EAFE Fund	0.35%
The EAFE Choice Fund	0.35%
The EAFE Pure Fund	0.35%
The Emerging Markets Fund	0.55%
The Asia Ex Japan Fund	0.55%
The Emerging Markets Bond Fund	0.35%
The Global Alpha Equity Fund	0.40%
The Long Term Global Growth Equity Fund	0.45%
The U.S. Equity Growth Fund	0.25%

10.    The eleventh paragraph of the section titled “Advisory Agreement” under “Investment Advisory and Other Services” on page 96 of the Prospectus is restated in its entirety as follows:

In order to limit the expenses of The Emerging Markets Bond Fund, The Long Term Global Growth Equity Fund, The Asia Ex Japan Fund and The U.S. Equity Growth Fund, the Manager has agreed to waive its compensation and/or bear other expenses of each Fund to the extent that the annual expenses (excluding interest, taxes and extraordinary expenses) would exceed an annual rate of each Fund’s average daily net assets (as described in the Prospectus under “Compensation: Baillie Gifford”).  For purposes of determining any such waiver or expense reimbursement, expenses of each Fund do not reflect the application of custodial, transfer agency or other credits or expense offset arrangements that may reduce each Fund’s expenses. Pursuant to the terms of these expense limitation agreements, the Manager does not have a right to recover from the Funds any fees waived or expenses paid pursuant to these expense limitations.

Expense Limitations – The U.S. Equity Growth Fund

End Date of Expense Limitation: April 30, 2018

Class 1	0.65%
Class 2	0.57%
Class 3	0.50%
Class 4	0.47%
Class 5	0.42%